PARNASSUS MID CAP GROWTH FUND

Portfolio of Investments as of September 30, 2021 (unaudited)

Equities	Shares	Market Value ($)
Apparel & Luxury Goods (2.0%)
Lululemon Athletica Inc. [q]	54,564	22,082,051

Banks (3.8%)
Signature Bank	105,000	28,589,400
Silvergate Capital Corp., Class A q	111,554	12,884,487

		41,473,887
Biotechnology (1.9%)
BioMarin Pharmaceutical Inc. [q]	142,279	10,996,744
Seagen Inc. [q]	60,513	10,275,107

		21,271,851
Capital Markets (4.8%)
MarketAxess Holdings Inc.	68,663	28,885,837
Morningstar Inc.	92,446	23,946,287

		52,832,124
Distributors (3.5%)
Pool Corp.	89,405	38,838,426

Electrical Equipment (0.8%)
Sunrun Inc. [q]	207,381	9,124,764

Health Care Equipment (5.2%)
IDEXX Laboratories Inc. [q]	62,395	38,803,451
Teleflex Inc.	48,316	18,193,390

		56,996,841
Health Care Technology (1.2%)
Veeva Systems Inc., Class A q	43,920	12,656,426

IT Services (8.9%)
Broadridge Financial Solutions Inc.	141,281	23,543,066
Okta Inc., Class A q [l]	88,581	21,023,815
Square Inc., Class A q	146,551	35,148,792
StoneCo Ltd., Class A q	545,524	18,940,593

		98,656,266
Life Sciences Tools & Services (7.9%)
10X Genomics Inc., Class A q	93,160	13,562,233
Agilent Technologies Inc.	276,265	43,520,025
Illumina Inc. [q]	73,104	29,651,713

		86,733,971
Machinery (2.5%)
Xylem Inc.	219,256	27,117,582

Media (3.7%)
Cable One Inc.	9,427	17,092,377
The New York Times Co., Class A	467,258	23,021,802

		40,114,179
Media & Entertainment (2.3%)
ANGI Inc., Class A q	2,045,391	25,240,125

Media & Services (2.4%)
Match Group Inc.	168,730	26,488,922

Pharmaceuticals, Biotech & Life Sciences (1.3%)
Alnylam Pharmaceuticals Inc. [q]	77,587	14,649,201

Professional Services (8.2%)
CoStar Group Inc. [q]	387,000	33,305,220
Thomson Reuters Corp.	268,893	29,707,299
Verisk Analytics Inc.	133,748	26,785,712

		89,798,231
Retail (3.3%)
Burlington Stores Inc. [q]	128,116	36,329,854

Road & Rail (3.8%)
Old Dominion Freight Lines Inc.	145,211	41,527,442

Semiconductor Equipment (4.4%)
KLA Corp.	72,205	24,153,295
Monolithic Power Systems Inc.	50,262	24,360,986

		48,514,281
Service (1.3%)
Hilton Worldwide Holdings Inc. [q]	108,531	14,338,030

Software (18.9%)
Ansys Inc. [q]	60,677	20,657,485
Autodesk Inc. [q]	121,587	34,672,965
Avalara Inc. [q]	174,337	30,468,878
Cadence Design Systems Inc. [q]	301,255	45,622,057
Guidewire Software Inc. [q]	150,889	17,936,175
Synopsys Inc. [q]	124,479	37,270,257
The Trade Desk Inc., Class A [q]	285,430	20,065,729

		206,693,546
Special Retail (3.6%)
O’Reilly Automotive Inc. [q]	65,277	39,888,164

Technology Hardware (2.6%)
Western Digital Corp. [q]	506,393	28,580,821

Total investment in equities (98.3%) (cost $705,908,331)		1,079,946,985

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.30%	01/15/2022	250,000	247,096
Citizens Bank Trust	0.05%	01/14/2022	200,000	197,123

				444,219
Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/18/2021 Participating depository institutions: Great Plains State Bank, par 243,500; OneUnited Bank, par 14,129; Southern States Bank, par 243,500; (cost $492,718)	0.70%	03/17/2022	501,129	492,718

Community Development Loans (0.0%) α
BlueHub Loan Fund	1.00%	04/15/2022	100,000	96,778
BlueHub Loan Fund	1.00%	04/15/2022	100,000	96,778
Root Capital Loan Fund	1.00%	02/01/2022	100,000	97,978
Vermont Community Loan Fund	1.00%	10/15/2021	100,000	99,102

				390,636
Time Deposits (2.5%)
BBVA, Madrid	0.01%	10/01/2021	27,540,709	27,540,709

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.03%			71,400

Total short-term securities (2.6%) (cost $28,939,682)				28,939,682

Total securities (100.9%) (cost $734,848,013)				1,108,886,667

Payable upon return of securities loaned (0.0%)				(71,400)

Other assets and liabilities (-0.9%)				(9,391,667)

Total net assets (100.0%)				1,099,423,600

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at September 30, 2021. The total value of the securities on loan at September 30, 2021 was $69,999.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.